Net interest income	12 Months Ended
Dec. 31, 2024
Net interest income
Net interest income	Net interest income

	12/31/2024	12/31/2023	12/31/2022
Interest income
Credit card	1,478,234	1,246,489	717,467
Real estate loans	1,080,761	925,900	714,011
Personal loans	1,040,255	1,117,470	583,307
Business loans	567,088	521,929	450,650
Prepayment of receivables	418,724	242,443	101,704
Amounts due from financial institutions	338,955	497,054	221,136
Others	215,196	(1,458)	14,383
Total	5,139,213	4,549,827	2,802,658

Interest expenses
Term deposits	(1,994,191)	(1,631,470)	(1,028,817)
Funding in the open market	(1,044,916)	(1,016,636)	(760,511)
Saving	(102,935)	(91,926)	(80,993)
Financial institutions deposits	(98,170)	(131,020)	(35,469)
Others	(71,426)	(16,521)	(67,060)
Total	(3,311,638)	(2,887,573)	(1,972,850)